UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________ to _____________

Date of Report (Date of earliest event reported) _____________

Commission File Number of securitizer: _____________

Central Index Key Number of securitizer: ____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001760320

RFS ASSET SECURITIZATION V, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable.

Central Index Key Number of underwriter (if applicable): Not applicable.

Will Tumulty, Chief Executive Officer (240) 514-2000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a third party due diligence report, dated May 9, 2025, obtained by the Securitizer, with respect to certain due diligence services performed by Grant Thornton LLP.

Exhibit Index

Exhibit No.	Description

99.1	Diligence Report, dated May 9, 2025, by Grant Thornton LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 13, 2025

RAPID FINANCIAL SERVICES, LLC
(Securitizer)

By:	/s/ Will Tumulty
Name: Will Tumulty
Title: Chief Executive Officer